SCHEDULE OF MOVEMENT OF THE OIL AND GAS PROPERTY (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Extractive Industries [Abstract]
Beginning Balance	$ 7,111,624
Additional capitalization	1,208,284
Depletion	(258,850)	$ (551,225)
Ending Balance	$ 8,061,058